INCOME TAXES - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Income (loss) before income taxes	$ 22,029,792	$ (9,305,224)	$ (46,166,668)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 5,507,448	$ (2,326,306)	$ (11,541,667)
Effect of income tax rate difference in other jurisdictions	(773,402)	124,406	439,213
Super deduction of research and development expense	(3,607,755)	(2,479,428)	(1,441,536)
Effect of preferential tax rates	1,837,667	(2,673,841)	(237,495)
Effect of expenses not deductible for tax purposes	912,876	1,425,861	9,053,735
Changes in valuation allowance	(1,026,287)	2,573,942	1,854,637
Income tax expense (benefit)	$ 2,850,547	$ (3,355,366)	$ (1,873,113)